Note 5 - Leases - Future Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 54,989
2024	46,825
2025	38,017
2026	29,925
2027	20,734
Thereafter	62,859
Total future minimum lease payments	253,349
Less imputed interest	(35,647)
Total	$ 217,702